Commitments and Contingencies - Time Charter-In (Details) - Ocean Tree Phoenix [Member]	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments and Contingencies [Line Items]
DWT	62,100
Daily Base Rate	$ 10,885	$ 10,885